Maximum exposure to credit risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	₩ 767,398,214	₩ 707,472,356
Due from banks and loans at amortized cost
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	387,826,781	349,085,837
Due from banks and loans at amortized cost | Banks
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	17,016,263	12,950,561
Due from banks and loans at amortized cost | Retail
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	170,314,316	152,840,826
Due from banks and loans at amortized cost | Government/Public agency/Central bank
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	24,778,332	19,461,567
Due from banks and loans at amortized cost | Corporations
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	152,895,324	140,718,619
Due from banks and loans at amortized cost | Card receivable
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	22,822,546	23,114,264
Deposits and loans at FVTPL
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	2,079,913	3,052,346
Deposits and loans at FVTPL | Banks
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	93,109	897,525
Deposits and loans at FVTPL | Corporations
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	1,986,804	2,154,821
Securities at FVTPL
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	55,275,031	48,512,857
Securities at fair value through other comprehensive income
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	57,409,433	58,573,094
Securities at amortized cost
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	47,282,623	45,582,065
Derivative assets
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	5,633,915	2,829,274
Other financial assets
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	20,341,191	17,477,778
Financial guarantee contracts
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	4,481,506	4,698,558
Loan commitments and other
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	₩ 187,067,821	₩ 177,660,547